Schedule H, Line 4j – Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4j – Schedule of Reportable Transactions

Identity of issue, borrower, lessor or similar party	Purchase price	Number of transactions (purchases)	Selling price	Number of transactions (sales)	Cost	Current value of asset on transaction date	Net gain or (loss)

Series of Transactions
DREYFUS INS RSRV PR MONEY 6546	$–	–	$1,119,796,972	1,619	$1,119,796,972	$1,119,796,972	$–
DREYFUS INS RSRV PR MONEY 6546	$1,108,817,799	1,465	$–	–	$–	$1,108,817,799	$–